TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
Trade Payables
TRADE PAYABLES

17.   TRADE PAYABLES

		Consolidated
	12/31/2025	12/31/2024
Trade payables	7,323,417	7,172,161
(-) Adjusted present value	(93,681)	(98,164)
	7,229,736	7,073,997

Classified:
Current	7,162,929	7,030,734
Non-current	66,807	43,263
	7,229,736	7,073,997

17.a) Trade payables – Forfaiting

		Consolidated
	12/31/2025	12/31/2024
In Brazil	2,231,266	2,159,399
Abroad	673,752	743,194
	2,905,018	2,902,593

The Company discloses and classifies in a specific group its forfaiting operations with suppliers where the nature of the securities continues to be part of the Company's operating cycle. These transactions are negotiated with financial institutions to enable the Company's suppliers to anticipate receivables arising from sales of goods and, consequently, to extend the payment terms of the Company's own obligations. The terms of these operations range from 180 days to 360 days.

The Company maintained a balance of R$ 2,905,018 and R$ 2,902,593 in the Consolidated as of December 31, 2025, and December 31, 2024, respectively. The term of these operations ranges from 180 days to 360 days

The table below provides a comparison of invoice payment terms with and without reverse forfaiting operations, dealing only with merchandise acquisitions, for the base date of December 31, 2025:

		Consolidated
Trade payables	Forfaiting	NoForfaiting
Due between 1 and 180 days	2,128,326	5,275,445
Due between 181 to 360 days	776,692	1,887,484
Over 360 days		66,807
Total	2,905,018	7,229,736

Impact of variations without effect on cash as of December 31, 2025:

Consolidated
Exchange variation	2,751
Interest Appropriation	13,998
Total	16,749

Accounting Policy

Trade payables

They are initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method, and brought to present value when applicable on the date of the transactions, based on the Company's estimated cost of capital rate.

Forfaiting

The Company classifies financial liabilities arising from financing agreements with suppliers under a specific line item in the balance sheet. This is the case when the financing agreement with suppliers is part of the working capital used in the Company's normal operating cycle and the terms of the liabilities that are part of the supply chain financing agreement are not substantially different from the terms of trade accounts payable that are not part of the agreement.

Cash flows related to liabilities arising from financing agreements with suppliers are presented in operating activities in the statement of cash flows. The financial costs of the operation, when applicable, are shown in note 30.